SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

18.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table presents net change in non-cash working capital of GFL for the periods indicated:

	Year ended December 31,
	2024	2023
Effects of changes in
Accounts payable and accrued liabilities	$134.4	$(3.4)
Trade and other receivables, net	(109.2)	57.7
Prepaid expenses and other assets	(43.1)	(23.3)
Changes in non-cash working capital items	$(17.9)	$31.0